Income Tax Expense - Detail of Income Tax Expense (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Income Taxes [Line Items]
Current income tax expense (benefit)	[1]	¥ 512,585	¥ 448,761	¥ 368,050
IFRS 9 [member]
Disclosure of Income Taxes [Line Items]
Current income tax expense (benefit)		¥ 144,680	¥ 135,771	¥ 71,524

[1]	As a result of the adoption of IFRS 9, the current income tax expenses of ¥144,680 million, ¥135,771 million and ¥71,524 million were recognized directly in equity for the fiscal years ended March 31, 2026, 2025 and 2024, respectively.